Westcore Growth Fund
WESTCORE GROWTH FUND
Investment Objective
Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Growth Fund (USD $)	C000018313 Retail Class	C000052674 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Growth Fund		C000018313 Retail Class	C000052674 Institutional Class
Management Fees	[1]	0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.43%	1.48%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.08%	2.13%
Fee Waiver and Expense Reimbursement		none	(1.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.08%	0.94%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018313 Retail Class	110	343	595	1,316
C000052674 Institutional Class	96	552	1,034	2,365

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99%.

Principal Investment Strategies of the Fund
  The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of  $2 billion and above at the time of purchase that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
  The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
  The team seeks to manage risk through its valuation discipline and in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team maintains guidelines to typically maintain exposure to nearly all of the sectors within the benchmark and to limit the variance in exposure to a sector relative to the benchmark.
  The team adheres to key growth criteria to identify large-cap growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include superior management, dominant or increasing market share, established brand position, fundamental catalysts for additional growth, financial strength and flexibility, and operations in an attractive and growing industry. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q3' 09 15.19% Lowest Quarterly Return: Q4' 08 (23.08)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018313 Retail Class	Return Before Taxes	15.26%	2.41%	1.42%
C000018313 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	15.26%	1.92%	1.12%
C000018313 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.92%	1.91%	1.13%
C000018313 Retail Class Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.72%	3.76%	0.02%
C000052674 Institutional Class	Return Before Taxes	15.44%			(3.14%)	Sep 28, 2007
C000052674 Institutional Class Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	16.72%			0.59%	Sep 28, 2007

Westcore MIDCO Growth Fund
WESTCORE MIDCO GROWTH FUND
Investment Objective
Westcore MIDCO Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized growth companies.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore MIDCO Growth Fund (USD $)	C000018310 Retail Class	C000052672 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore MIDCO Growth Fund		C000018310 Retail Class	C000052672 Institutional Class
Management Fees	[1]	0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.40%	0.33%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.05%	0.98%
Fee Waiver and Expense Reimbursement		none	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.05%	0.93%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore MIDCO Growth Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018310 Retail Class	107	334	579	1,281
C000052672 Institutional Class	95	307	537	1,196

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98%.

Principal Investment Strategies of the Fund
  The Fund emphasizes investments in medium-sized companies that have attractive growth prospects for earnings and/or cash flows.
  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Growth Index, at the time of purchase. The team typically maintains a range within the parameters of the benchmark index to further narrow the universe of mid-cap companies. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $6.5 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.
  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.
  With respect to portfolio structure, the team typically maintains guidelines to limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q4' 01 23.18% Lowest Quarterly Return: Q4' 08 (25.05)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore MIDCO Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018310 Retail Class	Return Before Taxes	30.19%	5.58%	4.83%
C000018310 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	30.19%	4.03%	4.05%
C000018310 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.62%	4.32%	3.96%
C000018310 Retail Class Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%
C000052672 Institutional Class	Return Before Taxes	30.27%			0.71%	Sep 28, 2007
C000052672 Institutional Class Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%			1.56%	Sep 28, 2007

Westcore Select Fund
WESTCORE SELECT FUND
Investment Objective
Westcore Select Fund (the "Fund") seeks to achieve long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment )
Shareholder Fees (USD $)	Westcore Select Fund C000018314 Retail Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Westcore Select Fund C000018314 Retail Class
Management Fees	[1]	0.65%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.08%
Fee Waiver and Expense Reimbursement		none
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.08%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Westcore Select Fund C000018314 Retail Class	110	343	595	1,316

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143%.

Principal Investment Strategies of the Fund
  The Fund invests in the common stock of 20-35 companies that have attractive growth prospects.
  The Fund invests primarily in mid-cap companies but may also invest in smaller market capitalization companies. Shareholders should expect the Fund to have a significant overlap with the investments held in the MIDCO Growth Fund.
  The Fund currently considers “medium-sized companies” to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap Growth Index. The team maintains a specific range to further narrow the universe of mid cap companies which is within the parameters of the benchmark index range. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. A specific range for the smaller cap companies is also defined by the team. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $5.9 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.
  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.
  With respect to portfolio structure, the team maintains exposure to several sectors, however due to the limited number of holdings in the Fund, it is expected that the variance in sector weights as compared to the benchmark may be significant. The team maintains guidelines to monitor this variance.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Non-Diversification Risk. The Fund is non-diversified. This means it may invest in fewer investments than diversified funds. These investments may react similarly to certain negative market or industry conditions. Also the appreciation or depreciation of a single stock may have a greater impact on the NAV than if the Fund held a greater number of issues. Therefore, the Fund may be more volatile than diversified funds.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 01 21.36% Lowest Quarterly Return: Q3' 01 (18.97)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Select Fund	Label	1 Year	5 Years	10 Years
C000018314 Retail Class	Return Before Taxes	30.55%	10.60%	6.77%
C000018314 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	30.55%	9.99%	6.48%
C000018314 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	19.85%	8.90%	5.80%
C000018314 Retail Class Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%

Westcore Blue Chip Fund
WESTCORE BLUE CHIP FUND
Investment Objective
Westcore Blue Chip Fund (the “Fund”) seeks to achieve long-term total return by investing primarily in common stocks of large, well-established companies whose stocks appear to be undervalued.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Blue Chip Fund (USD $)	C000018316 Retail Class	C000052675 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Blue Chip Fund		C000018316 Retail Class	C000052675 Institutional Class
Management Fees	[1]	0.65%	0.65%
Distribution (12b-1) Fees		none	none
Other Expenses		0.63%	0.46%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		1.28%	1.11%
Fee Waiver and Expense Reimbursement		(0.13%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.15%	1.05%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Blue Chip Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018316 Retail Class	117	393	689	1,532
C000052675 Institutional Class	107	347	606	1,345

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39%.

Principal Investment Strategies of the Fund
  The Fund emphasizes investments in large-cap, well-established companies that appear to be undervalued based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics.
  The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets in large, well-established, companies, as measured at the time of purchase.
  The Fund currently considers “large, well-established” companies to be those included in, or similar in size to those included in, Standard
  & Poor’s 500 Composite Stock Price Index with a record, together with predecessors, equal to or greater than three years of continuous operation. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund than smaller companies. As of March 31, 2011, companies within this benchmark index ranged from approximately  $1.5 billion to approximately  $417 billion in market capitalization. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $91 billion as compared to approximately  $57 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 15.16% Lowest Quarterly Return: Q4' 08 (22.97)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Blue Chip Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018316 Retail Class	Return Before Taxes	3.99%	(0.07%)	1.61%
C000018316 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	3.89%	(0.52%)	1.09%
C000018316 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.72%	(0.04%)	1.32%
C000018316 Retail Class S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes	15.06%	2.29%	1.41%
C000052675 Institutional Class	Return Before Taxes	4.05%			(5.78%)	Sep 28, 2007
C000052675 Institutional Class S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%			(3.64%)	Sep 28, 2007

Westcore Mid-Cap Value Fund
WESTCORE MID-CAP VALUE FUND
Investment Objective
Westcore Mid-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Westcore Mid-Cap Value Fund C000018317 Retail Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Westcore Mid-Cap Value Fund C000018317 Retail Class
Management Fees	[1]	0.75%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Acquired Fund Fees and Expenses	[2]	none
Total Annual Fund Operating Expenses		1.27%
Fee Waiver and Expense Reimbursement		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.25%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.25% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Westcore Mid-Cap Value Fund C000018317 Retail Class	127	401	695	1,530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33%.

Principal Investment Strategies of the Fund
  The Fund emphasizes investments in medium-sized companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.4 billion as compared to approximately  $6.4 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 20.25% Lowest Quarterly Return: Q4' 08 (26.52)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Mid-Cap Value Fund	Label	1 Year	5 Years	10 Years
C000018317 Retail Class	Return Before Taxes	20.18%	0.82%	5.75%
C000018317 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	20.09%	0.65%	5.18%
C000018317 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.24%	0.69%	4.80%
C000018317 Retail Class Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	8.07%

Westcore Small-Cap Opportunity Fund
WESTCORE SMALL-CAP OPPORTUNITY FUND
Investment Objective
Westcore Small-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Small-Cap Opportunity Fund (USD $)	C000018318 Retail Class	C000052676 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Small-Cap Opportunity Fund		C000018318 Retail Class	C000052676 Institutional Class
Management Fees	[1]	1.00%	1.00%
Distribution (12b-1) Fees		none	none
Other Expenses		0.52%	1.39%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.53%	2.40%
Fee Waiver and Expense Reimbursement		(0.22%)	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.31%	1.23%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Small-Cap Opportunity Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018318 Retail Class	133	462	813	1,803
C000052676 Institutional Class	125	636	1,174	2,643

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49%.

Principal Investment Strategies of the Fund
  The Fund emphasizes investments in small-cap companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Small companies may benefit from factors such as new products and services and more entrepreneurial management than larger companies. Small company stocks typically have higher return/risk potential than larger company stocks.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization for the benchmark index was approximately  $1.4 billion as compared to approximately  $1.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 22.21% Lowest Quarterly Return: Q4' 08 (25.54)%
Average Annual Total Returns (for the Periods Ended December 31, 2010)
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Small-Cap Opportunity Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018318 Retail Class	Return Before Taxes	20.77%	2.25%	6.43%
C000018318 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	20.76%	1.88%	5.97%
C000018318 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	13.52%	1.88%	5.61%
C000018318 Retail Class Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.86%	4.47%	6.33%
C000052676 Institutional Class	Return Before Taxes	20.84%			(2.80%)	Sep 28, 2007
C000052676 Institutional Class Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	26.86%			1.11%	Sep 28, 2007

Westcore Small-Cap Value Fund
WESTCORE SMALL-CAP VALUE FUND
Investment Objective
Westcore Small-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in dividend paying companies with small capitalizations whose stocks appear to be undervalued.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Small-Cap Value Fund (USD $)	C000018319 Retail Class	C000052677 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Small-Cap Value Fund		C000018319 Retail Class	C000052677 Institutional Class
Management Fees	[1]	1.00%	1.00%
Distribution (12b-1) Fees		none	none
Other Expenses		0.39%	0.29%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	1.30%
Fee Waiver and Expense Reimbursement		(0.09%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.31%	1.19%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at leastApril 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your actual costs would be:

Expense Example Westcore Small-Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018319 Retail Class	133	434	757	1,670
C000052677 Institutional Class	121	401	702	1,556

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39%.

Principal Investment Strategies of the Fund
  The Fund emphasizes investments in dividend paying, small-cap companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $1.3 billion as compared to approximately  $1.8 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investment in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q3' 09 20.98% Lowest Quarterly Return: Q4' 08 (27.89)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Small-Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
C000018319 Retail Class	Return Before Taxes	27.03%	4.22%	4.36%	Dec 13, 2004
C000018319 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	26.85%	4.03%	4.16%	Dec 13, 2004
C000018319 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	17.80%	3.61%	3.74%	Dec 13, 2004
C000018319 Retail Class Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.52%	3.52%	3.91%
C000052677 Institutional Class	Return Before Taxes	27.15%		(1.75%)	Sep 28, 2007
C000052677 Institutional Class Russell 2000 Value Index	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	24.52%		(0.19%)	Sep 28, 2007

Westcore Micro-Cap Opportunity Fund
WESTCORE MICRO-CAP OPPORTUNITY FUND
Investment Objective
Westcore Micro-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Westcore Micro-Cap Opportunity Fund C000065069 Retail Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Westcore Micro-Cap Opportunity Fund C000065069 Retail Class
Management Fees	[1]	1.00%
Distribution (12b-1) Fees		none
Other Expenses		5.96%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		6.97%
Fee Waiver and Expense Reimbursement		(5.66%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.31%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Westcore Micro-Cap Opportunity Fund C000065069 Retail Class	133	1,551	2,915	6,104

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107%.

Principal Investment Strategies of the Fund
  The Fund invests primarily in the common stock of micro-cap companies that appear to be undervalued.
  The portfolio management team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.
  Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.
  The Fund currently considers “micro-cap companies” to be those companies included in, or similar in size to those included in its benchmark index, the Russell Microcap Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $30 million to  $517.1 million. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $399 million as compared to approximately  $365 million for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  With respect to portfolio structure, the team maintains guidelines to limit the variance in exposure to a sector relative to the benchmark index.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when the team’s investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Micro-Cap Company Risk. The Fund is also subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 20.33% Lowest Quarterly Return: Q1' 09 (18.22)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Micro-Cap Opportunity Fund	Label	1 Year	Since Inception	Inception Date
C000065069 Retail Class	Return Before Taxes	33.49%	6.26%	Jun 23, 2008
C000065069 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	33.49%	6.21%	Jun 23, 2008
C000065069 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	21.77%	5.34%	Jun 23, 2008
C000065069 Retail Class Russell Microcap Index	Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)	28.89%	2.54%	Jun 23, 2008

Westcore International Small-Cap Fund
WESTCORE INTERNATIONAL SMALL-CAP FUND (formerly the Westcore International Frontier Fund)
Investment Objective
Westcore International Small-Cap Fund (the “Fund,” formerly the Westcore International Frontier Fund) seeks to achieve long-term growth of capital primarily through investments in international small-cap companies.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Westcore International Small-Cap Fund C000018315 Retail Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Westcore International Small-Cap Fund C000018315 Retail Class
Management Fees	[1]	1.20%
Distribution (12b-1) Fees		none
Other Expenses		0.64%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and Expense Reimbursement		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	1.51%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.50% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Westcore International Small-Cap Fund C000018315 Retail Class	154	549	968	2,139

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44%.

Principal Investment Strategies of the Fund
  The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team’s estimated intrinsic value of such company with the potential to grow their earnings and cash flows.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those companies with market capitalizations of  $3.5 billion or less at the time of purchase.
  Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.
  The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha primarily through stock selection.
  By investing in companies with less than  $3.5 billion in market capitalization, the team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies primarily in developed foreign markets.
  The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The portfolio management team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business but rather focuses on the underlying characteristics of the business.
  Investing in attractively-valued, cash-generative companies is the goal of the team’s process. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to their estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.
  The team may invest in forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the team’s targets, which consider the currency weightings within the Fund’s benchmark index.
  The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be “developed countries”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.
  Currency Risk. In addition, the Fund’s significant exposure to foreign markets can regularly affect the net asset value (“NAV”) and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 36.15% Lowest Quarterly Return: Q4' 08 (24.73)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore International Small-Cap Fund	Label	1 Year	5 Years	10 Years
C000018315 Retail Class	Return Before Taxes	35.25%	6.78%	5.74%
C000018315 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	35.14%	6.54%	5.61%
C000018315 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	23.05%	5.81%	5.01%
C000018315 Retail Class MSCI EAFE®Small-Cap Index	MSCI EAFE®Small-Cap Index (reflects no deduction for fees, expenses, or taxes)	22.05%	2.82%	9.45%

Westcore Flexible Income Fund
WESTCORE FLEXIBLE INCOME FUND
Investment Objective
Westcore Flexible Income Fund (the "Fund") seeks to achieve long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Flexible Income Fund (USD $)	C000018320 Retail Class	C000052678 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Flexible Income Fund		C000018320 Retail Class	C000052678 Institutional Class
Management Fees	[1]	0.45%	0.45%
Distribution (12b-1) Fees		none	none
Other Expenses		0.48%	2.79%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		0.93%	3.24%
Fee Waiver and Expense Reimbursement		(0.08%)	(2.49%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	0.85%	0.75%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.85% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Flexible Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018320 Retail Class	87	288	507	1,135
C000052678 Institutional Class	77	764	1,475	3,364

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Principal Investment Strategies of the Fund
  The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds), and to a lesser extent through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.
  The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade by at least one nationally recognized rating agency such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.
  The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the team's research to identify companies with stable or improving credit characteristics, which may result in price appreciation.
  The Fund may invest in other securities, including equity securities, trust preferred securities, debt issued by REITs, mortgage-backed, asset-backed and other structured securities, such as collateralized debt obligations ("CDOs"), which may also offer higher yield than government securities.
  The Fund's portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection and, secondarily, through portfolio level decisions.
  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.
  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Advisor's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
  Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds' share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
  Market Risk. The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets.
  Foreign Exposure Risk. In addition, the Funds' investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 09 19.35% Lowest Quarterly Return: Q4' 08 (15.63)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Flexible Income Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018320 Retail Class	Return Before Taxes	12.71%	4.05%	6.18%
C000018320 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	10.15%	1.69%	3.57%
C000018320 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.19%	2.07%	3.73%
C000018320 Retail Class Barclays Capital U.S. Corporate High Yield Ba Index	Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)	14.53%	9.09%	8.67%
C000052678 Institutional Class	Return Before Taxes	12.79%			1.99%	Sep 28, 2007
C000052678 Institutional Class Barclays Capital U.S. Corporate High Yield Ba Index	Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)	14.53%			10.17%	Sep 28, 2007

Westcore Plus Bond Fund
WESTCORE PLUS BOND FUND
Investment Objective
Westcore Plus Bond Fund (the “Fund”) seeks to achieve long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Westcore Plus Bond Fund (USD $)	C000018311 Retail Class	C000052673 Institutional Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Westcore Plus Bond Fund		C000018311 Retail Class	C000052673 Institutional Class
Management Fees	[1]	0.45%	0.45%
Distribution (12b-1) Fees		none	none
Other Expenses		0.38%	0.25%
Acquired Fund Fees and Expenses	[2]	none	none
Total Annual Fund Operating Expenses		0.83%	0.70%
Fee Waiver and Expense Reimbursement		(0.28%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	0.55%	0.43%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.55% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Westcore Plus Bond Fund (USD $)	One Year	Three Years	Five Years	Ten Years
C000018311 Retail Class	56	237	433	999
C000052673 Institutional Class	44	197	363	845

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45%.

Principal Investment Strategies of the Fund
  The Fund invests primarily in investment-grade debt securities – those rated in the top four rating categories by at least one nationally recognized rating agency such as Moody’s or Standard & Poor’s (a “Rating Agency”). The dollar-weighted average quality is expected to be “Baa” or better. A “Baa” rating typically is the lowest of the four investment-grade categories.
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds.
  The Fund may (i) invest up to thirty-five percent (35%) of its assets in below investment-grade securities, which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default and (ii) invest up to twenty percent (20%) in equity securities, generally in preferred stocks but common stocks are allowed.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.
  The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.
  The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection. However, the portfolio management team opportunistically uses top down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.
  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Advisor’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.
  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.
  Foreign Exposure Risk. In addition, the Funds’ investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.
  Interest Rate Futures Risk. The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q2' 03 5.45% Lowest Quarterly Return: Q3' 08 (3.04)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Plus Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
C000018311 Retail Class	Return Before Taxes	7.22%	5.33%	6.04%
C000018311 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	5.68%	3.60%	4.01%
C000018311 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.67%	3.53%	3.95%
C000018311 Retail Class Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
C000052673 Institutional Class	Return Before Taxes	7.25%			5.52%	Sep 28, 2007
C000052673 Institutional Class Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%			6.63%	Sep 28, 2007

Westcore Colorado Tax-Exempt Fund
WESTCORE COLORADO TAX-EXEMPT FUND
Investment Objective
Westcore Colorado Tax-Exempt Fund (the “Fund”) seeks income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Westcore Colorado Tax-Exempt Fund C000018312 Retail Class
Redemption fee (as a percentage of amount of shares redeemed or anged within 90 calendar days from their date of purchase)	2.00%
Annual Account Maintenance Fee (for Retail Class accounts under $750)	12

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Westcore Colorado Tax-Exempt Fund C000018312 Retail Class
Management Fees	[1]	0.50%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		0.92%
Fee Waiver and Expense Reimbursement		(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	[1]	0.66%
[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.65% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Westcore Colorado Tax-Exempt Fund C000018312 Retail Class	67	267	484	1,106

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6%.

Principal Investment Strategies of the Fund
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.
  The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody’s or Standard & Poor’s (“Rating Agencies”).
  The Fund may invest up to twenty-five percent (25%) of its total assets in municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category.
  The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund’s rating requirements.
  The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet their obligations.
  Given the Fund’s tax-exempt focus, the team also strives to maintain a low portfolio turnover through a buy and hold strategy in an effort to minimize the Fund’s capital gain distributions. In addition, the team avoids investing in municipal bonds that are subject to the Alternative Minimum Tax.
  The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.
  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  State Specific Risk. The Fund is also subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds such as a national tax-exempt fund.
  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.
  Non-Diversification Risk. The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such must be considered as being backed by the same entity Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
  Tax Risk. The Fund may be more adversely impacted by changes in tax rates and policies than other funds.

Risk/Return Bar Chart and Table
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: Q3' 09 5.37% Lowest Quarterly Return: Q4' 10 (-3.65)%
Average Annual Total Returns for the Periods Ended December 31, 2010
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Westcore Colorado Tax-Exempt Fund	Label	1 Year	5 Years	10 Years
C000018312 Retail Class	Return Before Taxes	1.77%	3.52%	3.84%
C000018312 Retail Class After Taxes on Distributions	Return After Taxes on Distributions	1.77%	3.52%	3.84%
C000018312 Retail Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.43%	3.56%	3.84%
C000018312 Retail Class Barclays Capital 10-Year Municipal Bond Index	Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.04%	4.85%	5.15%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 29, 2011
Entity Registrant Name	dei_EntityRegistrantName	WESTCORE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000357204
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2011
Prospectus Date	rr_ProspectusDate	Apr 30, 2011
Westcore Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in common stocks of large companies selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of  $2 billion and above at the time of purchase that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.
  The team implements an investment strategy that is based on the belief that equity prices are correlated with earnings over time. The team develops in-house financial models that reflect its growth expectations and uses several methods to estimate the intrinsic worth of a business, with an emphasis on sector-specific valuation metrics. Through independent, fundamental research, the team seeks to identify catalysts it believes should lead to improving company fundamentals and/or accelerating growth.
  The team seeks to manage risk through its valuation discipline and in-depth fundamental research and portfolio structure. With respect to portfolio structure, the team maintains guidelines to typically maintain exposure to nearly all of the sectors within the benchmark and to limit the variance in exposure to a sector relative to the benchmark.
  The team adheres to key growth criteria to identify large-cap growth companies that it believes have sustainable competitive advantages. Key attributes the team looks for include superior management, dominant or increasing market share, established brand position, fundamental catalysts for additional growth, financial strength and flexibility, and operations in an attractive and growing industry. The team strives to fully understand the drivers of growth and profitability for each company and the dynamics of the industry in which a company operates.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund invests primarily in the common stock of large-cap companies. The portfolio management team identifies companies with market capitalizations of  $2 billion and above at the time of purchase that the team believes possess a competitive advantage in the global marketplace, with the potential for high returns on capital and long-term growth.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q3' 09 15.19% Lowest Quarterly Return: Q4' 08 (23.08)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Growth Fund | C000018313 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTEIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.08%	[1]
One Year	rr_ExpenseExampleYear01	110
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	1,316
Annual Return 2001	rr_AnnualReturn2001	(13.49%)
Annual Return 2002	rr_AnnualReturn2002	(23.12%)
Annual Return 2003	rr_AnnualReturn2003	30.07%
Annual Return 2004	rr_AnnualReturn2004	11.18%
Annual Return 2005	rr_AnnualReturn2005	6.23%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	22.48%
Annual Return 2008	rr_AnnualReturn2008	(45.33%)
Annual Return 2009	rr_AnnualReturn2009	39.54%
Annual Return 2010	rr_AnnualReturn2010	15.26%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	1.42%
Westcore Growth Fund | C000018313 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	1.12%
Westcore Growth Fund | C000018313 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	1.13%
Westcore Growth Fund | C000018313 Retail Class | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Westcore Growth Fund | C000052674 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WILGX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.94%	[1]
One Year	rr_ExpenseExampleYear01	96
Three Years	rr_ExpenseExampleYear03	552
Five Years	rr_ExpenseExampleYear05	1,034
Ten Years	rr_ExpenseExampleYear10	2,365
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.44%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Growth Fund | C000052674 Institutional Class | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.72%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore MIDCO Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MIDCO GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore MIDCO Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized growth companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund emphasizes investments in medium-sized companies that have attractive growth prospects for earnings and/or cash flows.
  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Growth Index, at the time of purchase. The team typically maintains a range within the parameters of the benchmark index to further narrow the universe of mid-cap companies. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $6.5 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.
  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.
  With respect to portfolio structure, the team typically maintains guidelines to limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Growth Index, at the time of purchase. The team typically maintains a range within the parameters of the benchmark index to further narrow the universe of mid-cap companies. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $6.5 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q4' 01 23.18% Lowest Quarterly Return: Q4' 08 (25.05)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore MIDCO Growth Fund | C000018310 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMGX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	334
Five Years	rr_ExpenseExampleYear05	579
Ten Years	rr_ExpenseExampleYear10	1,281
Annual Return 2001	rr_AnnualReturn2001	(10.45%)
Annual Return 2002	rr_AnnualReturn2002	(17.94%)
Annual Return 2003	rr_AnnualReturn2003	41.19%
Annual Return 2004	rr_AnnualReturn2004	12.48%
Annual Return 2005	rr_AnnualReturn2005	4.64%
Annual Return 2006	rr_AnnualReturn2006	12.15%
Annual Return 2007	rr_AnnualReturn2007	11.37%
Annual Return 2008	rr_AnnualReturn2008	(44.92%)
Annual Return 2009	rr_AnnualReturn2009	46.48%
Annual Return 2010	rr_AnnualReturn2010	30.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.19%
5 Years	rr_AverageAnnualReturnYear05	5.58%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Westcore MIDCO Growth Fund | C000018310 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.19%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	4.05%
Westcore MIDCO Growth Fund | C000018310 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.62%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Westcore MIDCO Growth Fund | C000018310 Retail Class | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Westcore MIDCO Growth Fund | C000052672 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIMGX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
One Year	rr_ExpenseExampleYear01	95
Three Years	rr_ExpenseExampleYear03	307
Five Years	rr_ExpenseExampleYear05	537
Ten Years	rr_ExpenseExampleYear10	1,196
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore MIDCO Growth Fund | C000052672 Institutional Class | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Select Fund (the "Fund") seeks to achieve long-term growth of capital through a limited number of investments in primarily medium-sized companies selected for their growth potential.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment )
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in the common stock of 20-35 companies that have attractive growth prospects.
  The Fund invests primarily in mid-cap companies but may also invest in smaller market capitalization companies. Shareholders should expect the Fund to have a significant overlap with the investments held in the MIDCO Growth Fund.
  The Fund currently considers “medium-sized companies” to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap Growth Index. The team maintains a specific range to further narrow the universe of mid cap companies which is within the parameters of the benchmark index range. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. A specific range for the smaller cap companies is also defined by the team. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $5.9 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy through a combination of quantitative sector-specific screening and independent fundamental research. The team constructs a portfolio designed to generate alpha primarily through stock selection.
  A proprietary valuation model is created for all potential investments in order to identify the key drivers of earnings and cash flow and to gauge embedded expectations implied in a stock’s current price. The team focuses its research on understanding what impacts these drivers and determining how its estimates differ from market expectations.
  With respect to portfolio structure, the team maintains exposure to several sectors, however due to the limited number of holdings in the Fund, it is expected that the variance in sector weights as compared to the benchmark may be significant. The team maintains guidelines to monitor this variance.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund currently considers “medium-sized companies” to be companies whose market capitalizations, at the time of purchase, are similar in size to those included in its benchmark index, the Russell Midcap Growth Index. The team maintains a specific range to further narrow the universe of mid cap companies which is within the parameters of the benchmark index range. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. A specific range for the smaller cap companies is also defined by the team. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.7 billion as compared to approximately  $5.9 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Non-Diversification Risk. The Fund is non-diversified. This means it may invest in fewer investments than diversified funds. These investments may react similarly to certain negative market or industry conditions. Also the appreciation or depreciation of a single stock may have a greater impact on the NAV than if the Fund held a greater number of issues. Therefore, the Fund may be more volatile than diversified funds.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is non-diversified. This means it may invest in fewer investments than diversified funds. These investments may react similarly to certain negative market or industry conditions. Also the appreciation or depreciation of a single stock may have a greater impact on the NAV than if the Fund held a greater number of issues. Therefore, the Fund may be more volatile than diversified funds.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 01 21.36% Lowest Quarterly Return: Q3' 01 (18.97)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Select Fund | C000018314 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSLX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.08%	[1]
One Year	rr_ExpenseExampleYear01	110
Three Years	rr_ExpenseExampleYear03	343
Five Years	rr_ExpenseExampleYear05	595
Ten Years	rr_ExpenseExampleYear10	1,316
Annual Return 2001	rr_AnnualReturn2001	(0.33%)
Annual Return 2002	rr_AnnualReturn2002	(23.38%)
Annual Return 2003	rr_AnnualReturn2003	19.87%
Annual Return 2004	rr_AnnualReturn2004	17.75%
Annual Return 2005	rr_AnnualReturn2005	7.92%
Annual Return 2006	rr_AnnualReturn2006	18.67%
Annual Return 2007	rr_AnnualReturn2007	15.25%
Annual Return 2008	rr_AnnualReturn2008	(34.35%)
Annual Return 2009	rr_AnnualReturn2009	41.08%
Annual Return 2010	rr_AnnualReturn2010	30.55%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.55%
5 Years	rr_AverageAnnualReturnYear05	10.60%
10 Years	rr_AverageAnnualReturnYear10	6.77%
Westcore Select Fund | C000018314 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	30.55%
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	6.48%
Westcore Select Fund | C000018314 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.85%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	5.80%
Westcore Select Fund | C000018314 Retail Class | Russell Midcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Westcore Blue Chip Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE BLUE CHIP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Blue Chip Fund (the “Fund”) seeks to achieve long-term total return by investing primarily in common stocks of large, well-established companies whose stocks appear to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund emphasizes investments in large-cap, well-established companies that appear to be undervalued based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics.
  The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets in large, well-established, companies, as measured at the time of purchase.
  The Fund currently considers “large, well-established” companies to be those included in, or similar in size to those included in, Standard
  & Poor’s 500 Composite Stock Price Index with a record, together with predecessors, equal to or greater than three years of continuous operation. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund than smaller companies. As of March 31, 2011, companies within this benchmark index ranged from approximately  $1.5 billion to approximately  $417 billion in market capitalization. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $91 billion as compared to approximately  $57 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets in large, well-established, companies, as measured at the time of purchase.
  The Fund currently considers “large, well-established” companies to be those included in, or similar in size to those included in, Standard
  & Poor’s 500 Composite Stock Price Index with a record, together with predecessors, equal to or greater than three years of continuous operation. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in their industries. These characteristics may result in increased stability for the company and a lower-risk investment for the Fund than smaller companies. As of March 31, 2011, companies within this benchmark index ranged from approximately  $1.5 billion to approximately  $417 billion in market capitalization. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $91 billion as compared to approximately  $57 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 15.16% Lowest Quarterly Return: Q4' 08 (22.97)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Blue Chip Fund | C000018316 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
One Year	rr_ExpenseExampleYear01	117
Three Years	rr_ExpenseExampleYear03	393
Five Years	rr_ExpenseExampleYear05	689
Ten Years	rr_ExpenseExampleYear10	1,532
Annual Return 2001	rr_AnnualReturn2001	(2.96%)
Annual Return 2002	rr_AnnualReturn2002	(21.12%)
Annual Return 2003	rr_AnnualReturn2003	26.68%
Annual Return 2004	rr_AnnualReturn2004	12.65%
Annual Return 2005	rr_AnnualReturn2005	7.76%
Annual Return 2006	rr_AnnualReturn2006	12.19%
Annual Return 2007	rr_AnnualReturn2007	3.13%
Annual Return 2008	rr_AnnualReturn2008	(36.24%)
Annual Return 2009	rr_AnnualReturn2009	29.87%
Annual Return 2010	rr_AnnualReturn2010	3.99%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.99%
5 Years	rr_AverageAnnualReturnYear05	(0.07%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Westcore Blue Chip Fund | C000018316 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
10 Years	rr_AverageAnnualReturnYear10	1.09%
Westcore Blue Chip Fund | C000018316 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.72%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	1.32%
Westcore Blue Chip Fund | C000018316 Retail Class | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Westcore Blue Chip Fund | C000052675 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIMVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
One Year	rr_ExpenseExampleYear01	107
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	606
Ten Years	rr_ExpenseExampleYear10	1,345
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Blue Chip Fund | C000052675 Institutional Class | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MID-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Mid-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in medium-sized companies whose stocks appear to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund emphasizes investments in medium-sized companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.4 billion as compared to approximately  $6.4 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap companies.
  The Fund currently considers “mid-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $1.3 billion to  $14.1 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $8.4 billion as compared to approximately  $6.4 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 20.25% Lowest Quarterly Return: Q4' 08 (26.52)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.52%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Fund | C000018317 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.75%	[4]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
One Year	rr_ExpenseExampleYear01	127
Three Years	rr_ExpenseExampleYear03	401
Five Years	rr_ExpenseExampleYear05	695
Ten Years	rr_ExpenseExampleYear10	1,530
Annual Return 2001	rr_AnnualReturn2001	7.05%
Annual Return 2002	rr_AnnualReturn2002	(19.15%)
Annual Return 2003	rr_AnnualReturn2003	38.51%
Annual Return 2004	rr_AnnualReturn2004	20.71%
Annual Return 2005	rr_AnnualReturn2005	15.97%
Annual Return 2006	rr_AnnualReturn2006	12.20%
Annual Return 2007	rr_AnnualReturn2007	1.66%
Annual Return 2008	rr_AnnualReturn2008	(42.38%)
Annual Return 2009	rr_AnnualReturn2009	31.95%
Annual Return 2010	rr_AnnualReturn2010	20.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Westcore Mid-Cap Value Fund | C000018317 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.09%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	5.18%
Westcore Mid-Cap Value Fund | C000018317 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	4.80%
Westcore Mid-Cap Value Fund | C000018317 Retail Class | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Westcore Small-Cap Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore Small-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in companies with small capitalizations whose stocks appear to be undervalued.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund emphasizes investments in small-cap companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Small companies may benefit from factors such as new products and services and more entrepreneurial management than larger companies. Small company stocks typically have higher return/risk potential than larger company stocks.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization for the benchmark index was approximately  $1.4 billion as compared to approximately  $1.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization for the benchmark index was approximately  $1.4 billion as compared to approximately  $1.3 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 22.21% Lowest Quarterly Return: Q4' 08 (25.54)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Opportunity Fund | C000018318 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.31%	[5]
One Year	rr_ExpenseExampleYear01	133
Three Years	rr_ExpenseExampleYear03	462
Five Years	rr_ExpenseExampleYear05	813
Ten Years	rr_ExpenseExampleYear10	1,803
Annual Return 2001	rr_AnnualReturn2001	9.99%
Annual Return 2002	rr_AnnualReturn2002	(16.05%)
Annual Return 2003	rr_AnnualReturn2003	40.31%
Annual Return 2004	rr_AnnualReturn2004	22.45%
Annual Return 2005	rr_AnnualReturn2005	5.14%
Annual Return 2006	rr_AnnualReturn2006	16.23%
Annual Return 2007	rr_AnnualReturn2007	(3.33%)
Annual Return 2008	rr_AnnualReturn2008	(35.90%)
Annual Return 2009	rr_AnnualReturn2009	28.49%
Annual Return 2010	rr_AnnualReturn2010	20.77%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Westcore Small-Cap Opportunity Fund | C000018318 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	5.97%
Westcore Small-Cap Opportunity Fund | C000018318 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Westcore Small-Cap Opportunity Fund | C000018318 Retail Class | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Westcore Small-Cap Opportunity Fund | C000052676 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WISCX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.23%	[5]
One Year	rr_ExpenseExampleYear01	125
Three Years	rr_ExpenseExampleYear03	636
Five Years	rr_ExpenseExampleYear05	1,174
Ten Years	rr_ExpenseExampleYear10	2,643
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.84%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Small-Cap Opportunity Fund | C000052676 Institutional Class | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.86%
Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE SMALL-CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore Small-Cap Value Fund (the “Fund”) seeks to achieve long-term capital appreciation primarily through investments in dividend paying companies with small capitalizations whose stocks appear to be undervalued.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your costs may be higher or lower, based on these assumptions your actual costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund emphasizes investments in dividend paying, small-cap companies that appear to be undervalued based on various financial measures/ratios with improving business prospects due to strong company and industry dynamics.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $1.3 billion as compared to approximately  $1.8 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  The Fund’s portfolio management team implements an investment strategy that is based on the belief that the market rewards companies over time for their free cash flow rather than their reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies where the future free cash flow and return-on-invested-capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha primarily through stock selection.
  The team believes that the combination of proprietary, sector-specific quantitative screening and independent fundamental analysis provides an information advantage that is critical to exploiting market inefficiencies. Through this approach, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.
  The team researches companies where the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. It seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by speaking to sources that “touch” the product(s) or service(s) including customers, suppliers, competitors and other industry contacts.
  Investing in cash-generative companies at attractive valuations is the goal of the team’s process. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.
  With respect to portfolio structure, the team maintains guidelines to typically limit the variance in exposure to a sector relative to the benchmark.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those included in, or similar in size to those included in its benchmark index, the Russell 2000 Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $112 million to  $2.3 billion. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $1.3 billion as compared to approximately  $1.8 billion for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Small Company Risk. The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small-cap companies in which the Funds may invest typically lack of financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Funds to be more volatile.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q3' 09 20.98% Lowest Quarterly Return: Q4' 08 (27.89)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Value Fund | C000018319 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.31%	[6]
One Year	rr_ExpenseExampleYear01	133
Three Years	rr_ExpenseExampleYear03	434
Five Years	rr_ExpenseExampleYear05	757
Ten Years	rr_ExpenseExampleYear10	1,670
Annual Return 2005	rr_AnnualReturn2005	4.45%
Annual Return 2006	rr_AnnualReturn2006	23.54%
Annual Return 2007	rr_AnnualReturn2007	(3.38%)
Annual Return 2008	rr_AnnualReturn2008	(33.57%)
Annual Return 2009	rr_AnnualReturn2009	22.08%
Annual Return 2010	rr_AnnualReturn2010	27.03%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.03%
5 Years	rr_AverageAnnualReturnYear05	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2004
Westcore Small-Cap Value Fund | C000018319 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	4.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2004
Westcore Small-Cap Value Fund | C000018319 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.80%
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2004
Westcore Small-Cap Value Fund | C000018319 Retail Class | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.52%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Westcore Small-Cap Value Fund | C000052677 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WISVX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[6]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.19%	[6]
One Year	rr_ExpenseExampleYear01	121
Three Years	rr_ExpenseExampleYear03	401
Five Years	rr_ExpenseExampleYear05	702
Ten Years	rr_ExpenseExampleYear10	1,556
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.15%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Small-Cap Value Fund | C000052677 Institutional Class | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Micro-Cap Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE MICRO-CAP OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Micro-Cap Opportunity Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing in micro-cap companies whose stocks appear to be undervalued.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in the common stock of micro-cap companies that appear to be undervalued.
  The portfolio management team uses a proprietary multi-factor quantitative investment model to identify such companies based on various financial measures and/or ratios.
  Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.
  The Fund currently considers “micro-cap companies” to be those companies included in, or similar in size to those included in its benchmark index, the Russell Microcap Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $30 million to  $517.1 million. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $399 million as compared to approximately  $365 million for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.
  With respect to portfolio structure, the team maintains guidelines to limit the variance in exposure to a sector relative to the benchmark index.
  The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).
  Stocks may be sold when the team’s investment model determines that the risk characteristics outweigh any potential appreciation or it identifies better investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in micro-cap companies.
  The Fund currently considers “micro-cap companies” to be those companies included in, or similar in size to those included in its benchmark index, the Russell Microcap Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on May 31, 2010, the benchmark capitalization range was  $30 million to  $517.1 million. As of March 31, 2011, the weighted average market capitalization of the benchmark index was approximately  $399 million as compared to approximately  $365 million for the companies within the Fund’s portfolio. Please note that these market capitalization measures will fluctuate over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Micro-Cap Company Risk. The Fund is also subject to the general risk that the stocks of micro-cap companies can involve greater risks than those associated with larger, more established companies. Micro-cap company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and ask prices in the over-the-counter market for these stocks. Micro-cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less publicly available information concerning these securities. Micro-cap companies in which the Fund may invest typically have limited product lines, markets or financial resources or may be dependent on a small management group.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 20.33% Lowest Quarterly Return: Q1' 09 (18.22)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Micro-Cap Opportunity Fund | C000065069 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTMIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.00%	[5]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.97%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.66%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.31%	[5]
One Year	rr_ExpenseExampleYear01	133
Three Years	rr_ExpenseExampleYear03	1,551
Five Years	rr_ExpenseExampleYear05	2,915
Ten Years	rr_ExpenseExampleYear10	6,104
Annual Return 2009	rr_AnnualReturn2009	15.40%
Annual Return 2010	rr_AnnualReturn2010	33.49%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2008
Westcore Micro-Cap Opportunity Fund | C000065069 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	33.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2008
Westcore Micro-Cap Opportunity Fund | C000065069 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2008
Westcore Micro-Cap Opportunity Fund | C000065069 Retail Class | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Microcap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2008
Westcore International Small-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE INTERNATIONAL SMALL-CAP FUND (formerly the Westcore International Frontier Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore International Small-Cap Fund (the “Fund,” formerly the Westcore International Frontier Fund) seeks to achieve long-term growth of capital primarily through investments in international small-cap companies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in the common stock of approximately 35 to 60 foreign small-cap companies that are trading at a discount to the portfolio management team’s estimated intrinsic value of such company with the potential to grow their earnings and cash flows.
  Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
  The Fund currently considers “small-cap companies” to be those companies with market capitalizations of  $3.5 billion or less at the time of purchase.
  Under normal circumstances, the Fund primarily invests its assets in common stocks of foreign companies in developed countries. The Fund may, to a lesser extent, invest in emerging markets and/or in U.S.-based companies.
  The team implements an investment strategy that is based on the belief that investing in businesses trading at a significant discount to intrinsic value leads to strong performance over time. Utilizing a bottom-up approach grounded in independent fundamental research, the team constructs a portfolio designed to generate alpha primarily through stock selection.
  By investing in companies with less than  $3.5 billion in market capitalization, the team seeks to capitalize on the inefficiencies within its international small-cap universe. Investments are made in small-cap companies primarily in developed foreign markets.
  The team believes the best way to identify attractive candidates for research is to consider companies within its entire international small-cap universe. The portfolio management team does not eliminate any industries from the research process and does not pre-judge companies based on the nature of the business but rather focuses on the underlying characteristics of the business.
  Investing in attractively-valued, cash-generative companies is the goal of the team’s process. Using proprietary fundamental research, the team looks for key attributes in companies including free cash flow, earnings growth, return on invested capital, balance sheet strength and relative upside to their estimate of intrinsic value. It seeks to manage risk through a valuation discipline, in-depth fundamental analysis and portfolio structure.
  The team may invest in forward currency contracts to adjust the portfolio’s exposure to different currencies consistent with the team’s targets, which consider the currency weightings within the Fund’s benchmark index.
  The Fund considers “foreign companies” to include those domiciled outside of the United States or with the principal trading market of their securities outside of the United States. For purposes of determining the countries in which the Fund invests, the following countries are currently considered to be “developed countries”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Fund considers emerging market countries to be those countries that are neither the United States nor developed countries.
  Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in small-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Market Risk. As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices.
  Portfolio Management Risk. The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/ or may decline in value.
  Foreign Exposure Risk. The Fund may invest in non-U.S. traded securities. There are risks and costs involved in investing in non-U.S. traded securities which are in addition to the usual risks inherent in securities that trade on a U.S. exchange. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market or developing country and may be different from or greater than the risks associated with investing in developed countries. These risks may include, but are not limited to, higher transaction costs, the imposition of additional foreign taxes, less market liquidity, security registration requirements and less comprehensive security settlement procedures and regulations, significant currency devaluation relative to the U.S. dollar, restrictions on the Fund’s ability to repatriate investment income or capital, less government regulation and supervision, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and that foreign country.
  Currency Risk. In addition, the Fund’s significant exposure to foreign markets can regularly affect the net asset value (“NAV”) and total return of the Fund due to fluctuations in currency exchange rates. Use of forward currency contracts can further increase this risk.
  Indirect Foreign Exposure Risk. Investments in U.S. traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by these same foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility, and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 36.15% Lowest Quarterly Return: Q4' 08 (24.73)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore International Small-Cap Fund | C000018315 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTIFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	1.20%	[7]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	1.51%	[7]
One Year	rr_ExpenseExampleYear01	154
Three Years	rr_ExpenseExampleYear03	549
Five Years	rr_ExpenseExampleYear05	968
Ten Years	rr_ExpenseExampleYear10	2,139
Annual Return 2001	rr_AnnualReturn2001	(20.92%)
Annual Return 2002	rr_AnnualReturn2002	(18.42%)
Annual Return 2003	rr_AnnualReturn2003	58.11%
Annual Return 2004	rr_AnnualReturn2004	3.24%
Annual Return 2005	rr_AnnualReturn2005	19.51%
Annual Return 2006	rr_AnnualReturn2006	18.79%
Annual Return 2007	rr_AnnualReturn2007	2.94%
Annual Return 2008	rr_AnnualReturn2008	(48.86%)
Annual Return 2009	rr_AnnualReturn2009	64.17%
Annual Return 2010	rr_AnnualReturn2010	35.25%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.25%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.74%
Westcore International Small-Cap Fund | C000018315 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	35.14%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Westcore International Small-Cap Fund | C000018315 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	23.05%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	5.01%
Westcore International Small-Cap Fund | C000018315 Retail Class | MSCI EAFE®Small-Cap Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE®Small-Cap Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.05%
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	9.45%
Westcore Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE FLEXIBLE INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore Flexible Income Fund (the "Fund") seeks to achieve long-term total rate of return, primarily through investments in bonds, and to a lesser extent through convertible securities and high-yielding equities consistent with preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests in a wide variety of income-producing securities, primarily through investments in bonds (which includes, but is not limited to, corporate bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds), and to a lesser extent through convertible bonds and equity securities, including both convertible and non-convertible preferred stock and common stock.
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.
  The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade by at least one nationally recognized rating agency such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.
  The Fund emphasizes investments in corporate bonds, which may generate more income than government securities. Corporate bonds also provide opportunities for the team's research to identify companies with stable or improving credit characteristics, which may result in price appreciation.
  The Fund may invest in other securities, including equity securities, trust preferred securities, debt issued by REITs, mortgage-backed, asset-backed and other structured securities, such as collateralized debt obligations ("CDOs"), which may also offer higher yield than government securities.
  The Fund's portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection and, secondarily, through portfolio level decisions.
  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.
  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Advisor's equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
  Securities may be sold when conditions have changed and the security's prospects are no longer attractive, the security has achieved the team's valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in income-producing securities.
  The Fund may (i) invest up to twenty percent (20%) of its assets in primarily dividend paying common stocks and (ii) own an unlimited amount of high-yield/high-risk bonds. These are bonds rated below investment grade by at least one nationally recognized rating agency such as Moody's or Standard & Poor's (a "Rating Agency") or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund's NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds' share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as "junk" bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
  Market Risk. The Fund's exposure to securities can regularly affect the Fund's NAV and total return due to fluctuations in the overall movements in the markets.
  Foreign Exposure Risk. In addition, the Funds' investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund's Retail Class performance from year to year and by showing how the Fund's average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 09 19.35% Lowest Quarterly Return: Q4' 08 (15.63)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.63%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Flexible Income Fund | C000018320 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTLTX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.45%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.85%	[8]
One Year	rr_ExpenseExampleYear01	87
Three Years	rr_ExpenseExampleYear03	288
Five Years	rr_ExpenseExampleYear05	507
Ten Years	rr_ExpenseExampleYear10	1,135
Annual Return 2001	rr_AnnualReturn2001	6.19%
Annual Return 2002	rr_AnnualReturn2002	(0.04%)
Annual Return 2003	rr_AnnualReturn2003	27.95%
Annual Return 2004	rr_AnnualReturn2004	10.39%
Annual Return 2005	rr_AnnualReturn2005	(0.35%)
Annual Return 2006	rr_AnnualReturn2006	14.26%
Annual Return 2007	rr_AnnualReturn2007	(3.45%)
Annual Return 2008	rr_AnnualReturn2008	(29.97%)
Annual Return 2009	rr_AnnualReturn2009	40.09%
Annual Return 2010	rr_AnnualReturn2010	30.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Westcore Flexible Income Fund | C000018320 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	1.69%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Westcore Flexible Income Fund | C000018320 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	3.73%
Westcore Flexible Income Fund | C000018320 Retail Class | Barclays Capital U.S. Corporate High Yield Ba Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.53%
5 Years	rr_AverageAnnualReturnYear05	9.09%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Westcore Flexible Income Fund | C000052678 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WILTX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[8]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.49%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.75%	[8]
One Year	rr_ExpenseExampleYear01	77
Three Years	rr_ExpenseExampleYear03	764
Five Years	rr_ExpenseExampleYear05	1,475
Ten Years	rr_ExpenseExampleYear10	3,364
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.79%
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Flexible Income Fund | C000052678 Institutional Class | Barclays Capital U.S. Corporate High Yield Ba Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Corporate High Yield Ba Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	14.53%
Since Inception	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE PLUS BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Westcore Plus Bond Fund (the “Fund”) seeks to achieve long-term total rate of return, consistent with preservation of capital, by investing primarily in investment-grade bonds of varying maturities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in either the Retail Class or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  The Fund invests primarily in investment-grade debt securities – those rated in the top four rating categories by at least one nationally recognized rating agency such as Moody’s or Standard & Poor’s (a “Rating Agency”). The dollar-weighted average quality is expected to be “Baa” or better. A “Baa” rating typically is the lowest of the four investment-grade categories.
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds.
  The Fund may (i) invest up to thirty-five percent (35%) of its assets in below investment-grade securities, which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default and (ii) invest up to twenty percent (20%) in equity securities, generally in preferred stocks but common stocks are allowed.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.
  The Fund may also invest in interest rate futures to vary the Fund’s average-weighted effective maturity based on the portfolio management team’s forecast of interest rates.
  The portfolio management team implements an investment strategy that is based on the belief that consistently strong risk-adjusted returns are best achieved through an emphasis on securities with higher income streams (typically non-Treasury sectors). The portfolio management team seeks to deliver alpha primarily through security and sector selection. However, the portfolio management team opportunistically uses top down strategies, such as increasing or decreasing exposure to interest rate changes, when market conditions are compelling.
  Credit analysis is at the core of the investment process, as the team believes valuation anomalies between sectors and securities are most effectively captured through proprietary fundamental research and a long-term investment orientation. The process also leverages the resources of the Advisor’s equity research teams, providing diverse perspectives and added knowledge about the securities the team analyzes.
  Using a collaborative approach grounded in proprietary research, the portfolio management team constructs a diversified portfolio by issuer to seek to minimize issuer specific credit risk.
  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in bonds of varying maturities. Bonds for purposes of this limitation include, but are not limited to, corporate bonds, convertible bonds, government and agency securities, mortgage-backed securities, asset-backed securities, structured securities and zero coupon bonds.
  The Fund may (i) invest up to thirty-five percent (35%) of its assets in below investment-grade securities, which are securities rated below investment-grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default and (ii) invest up to twenty percent (20%) in equity securities, generally in preferred stocks but common stocks are allowed.
  Although the Fund normally focuses on U.S. dollar denominated securities, the Fund may invest up to twenty-five percent (25%) in non-U.S. dollar denominated securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  Liquidity Risk. The Fund is subject to additional risks in that each may invest in high-yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Advisor and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities.
  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.
  Foreign Exposure Risk. In addition, the Funds’ investments in securities and their issuers that trade on a foreign exchange or are organized under the laws of a foreign country may be impacted by special foreign exposure risks, including but not limited to, less government regulation, less public information, less economic, political and social stability and adverse changes in diplomatic relations between the United States and another country. These risks will vary from time to time and from country to country, especially if the country is considered an emerging market country.
  Interest Rate Futures Risk. The Fund’s use of interest rate futures from time to time may result in risks different from, or possibly greater than, the risks associated with investing directly in traditional investments. Interest rate futures are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year and since inception for the Institutional Class, compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q2' 03 5.45% Lowest Quarterly Return: Q3' 08 (3.04)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Plus Bond Fund | C000018311 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTIBX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.45%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.55%	[9]
One Year	rr_ExpenseExampleYear01	56
Three Years	rr_ExpenseExampleYear03	237
Five Years	rr_ExpenseExampleYear05	433
Ten Years	rr_ExpenseExampleYear10	999
Annual Return 2001	rr_AnnualReturn2001	6.78%
Annual Return 2002	rr_AnnualReturn2002	7.18%
Annual Return 2003	rr_AnnualReturn2003	11.61%
Annual Return 2004	rr_AnnualReturn2004	6.39%
Annual Return 2005	rr_AnnualReturn2005	2.06%
Annual Return 2006	rr_AnnualReturn2006	5.85%
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	(1.86%)
Annual Return 2009	rr_AnnualReturn2009	10.42%
Annual Return 2010	rr_AnnualReturn2010	7.22%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.22%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years	rr_AverageAnnualReturnYear10	6.04%
Westcore Plus Bond Fund | C000018311 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	4.01%
Westcore Plus Bond Fund | C000018311 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	3.53%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Westcore Plus Bond Fund | C000018311 Retail Class | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Westcore Plus Bond Fund | C000052673 Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIIBX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[9]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.43%	[9]
One Year	rr_ExpenseExampleYear01	44
Three Years	rr_ExpenseExampleYear03	197
Five Years	rr_ExpenseExampleYear05	363
Ten Years	rr_ExpenseExampleYear10	845
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Plus Bond Fund | C000052673 Institutional Class | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Westcore Colorado Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTCORE COLORADO TAX-EXEMPT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Westcore Colorado Tax-Exempt Fund (the “Fund”) seeks income exempt from both federal and Colorado state personal income taxes by emphasizing investment-grade Colorado municipal bonds with intermediate maturities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for two years through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.
  The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody’s or Standard & Poor’s (“Rating Agencies”).
  The Fund may invest up to twenty-five percent (25%) of its total assets in municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category.
  The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund’s rating requirements.
  The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet their obligations.
  Given the Fund’s tax-exempt focus, the team also strives to maintain a low portfolio turnover through a buy and hold strategy in an effort to minimize the Fund’s capital gain distributions. In addition, the team avoids investing in municipal bonds that are subject to the Alternative Minimum Tax.
  The team seeks to purchase securities from many areas of Colorado to reduce the economic risk to the portfolio from any particular local economy within the state.
  Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
  Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from both federal and Colorado state income tax.
  The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the three highest investment-grade categories at the time of purchase by one or more nationally recognized rating agency such as Moody’s or Standard & Poor’s (“Rating Agencies”).
  The Fund may invest up to twenty-five percent (25%) of its total assets in municipal bonds rated at the time of purchase in the fourth highest investment-grade category. The fourth category is the lowest investment-grade category.
  The Fund may invest in unrated bonds if the portfolio management team determines they are comparable in quality to instruments that meet the Fund’s rating requirements.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Risk of Loss. You could lose money by investing in the Fund.
  Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The Fund is subject to the risk that an issuer may be unable to make principal and interest payments when due or the price changes due to a downgrade in the credit quality of the issuer. Corporate bonds are generally subject to higher levels of credit risk than government bonds.
  Extension Risk. The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.
  Prepayment Risk. A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Funds’ share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.
  Portfolio Management Risk. The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
  State Specific Risk. The Fund is also subject to the risk that it concentrates its investments in instruments issued by or on behalf of the state of Colorado. Due to the level of investment in municipal obligations issued by the state of Colorado and its political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the state of Colorado. Therefore, an investment in the Fund may be riskier than an investment in other types of municipal bond funds such as a national tax-exempt fund.
  Market Risk. The Fund’s exposure to securities can regularly affect the Fund’s NAV and total return due to fluctuations in the overall movements in the markets.
  Non-Diversification Risk. The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such must be considered as being backed by the same entity Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.
  Tax Risk. The Fund may be more adversely impacted by changes in tax rates and policies than other funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is a non-diversified fund even though the portfolio management team generally limits investments in any one issuer to less than 5% at the time of purchase. This is because many Colorado municipal securities are guaranteed by the State of Colorado and as such must be considered as being backed by the same entity Funds that are considered non-diversified under the Investment Company Act of 1940 may be considered a greater risk when compared to a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	392.CORE (2673)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.westcore.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31 (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Q3' 09 5.37% Lowest Quarterly Return: Q4' 10 (-3.65)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Colorado Tax-Exempt Fund | C000018312 Retail Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTCOX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	rr_MaximumAccountFee	12
Management Fees	rr_ManagementFeesOverAssets	0.50%	[10]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver and Expenses Reimbursement	rr_NetExpensesOverAssets	0.66%	[10]
One Year	rr_ExpenseExampleYear01	67
Three Years	rr_ExpenseExampleYear03	267
Five Years	rr_ExpenseExampleYear05	484
Ten Years	rr_ExpenseExampleYear10	1,106
Annual Return 2001	rr_AnnualReturn2001	4.37%
Annual Return 2002	rr_AnnualReturn2002	7.95%
Annual Return 2003	rr_AnnualReturn2003	4.49%
Annual Return 2004	rr_AnnualReturn2004	2.54%
Annual Return 2005	rr_AnnualReturn2005	1.53%
Annual Return 2006	rr_AnnualReturn2006	4.02%
Annual Return 2007	rr_AnnualReturn2007	2.84%
Annual Return 2008	rr_AnnualReturn2008	(1.34%)
Annual Return 2009	rr_AnnualReturn2009	10.71%
Annual Return 2010	rr_AnnualReturn2010	1.77%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Westcore Colorado Tax-Exempt Fund | C000018312 Retail Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Westcore Colorado Tax-Exempt Fund | C000018312 Retail Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Westcore Colorado Tax-Exempt Fund | C000018312 Retail Class | Barclays Capital 10-Year Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays Capital 10-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.04%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.15%

[1]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.15% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[2]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[3]	The Fund's shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the financial tables in this prospectus, because the financial tables include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[4]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.25% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[5]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[6]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.30% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at leastApril 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[7]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 1.50% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[8]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.85% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[9]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.55% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.
[10]	The Advisor and Administrators have contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses from April 30, 2011 until at least April 30, 2012, so that Net Annual Fund Operating Expenses as reported in the Fund's Financial Highlights will be no more than 0.65% for the Fund's Retail Class for such period. In addition, the Advisor has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse Fund level other expenses in the same proportion as for the Retail Class waivers/reimbursements plus reimbursing the Institutional class-specific other expenses until at least April 30, 2012. The Advisor and Administrators are not contractually bound to continue these waivers/reimbursements past April 30, 2012, however neither party is currently expecting to make any change in the waivers/reimbursements after April 30, 2012.However, you will be notified in writing if these waivers and/or reimbursements are discontinued or materially changed after April 30, 2012.